3500 Lacey Road, Suite 700 Downers Grove, IL 60515 Telephone +1 630 933 9600 Facsimile +1 630 933 9699 invesco.com/us

September 11, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust
1933 Act Registration No. 333-221046
1940 Act Registration No. 811-23304
CIK: 0001657201

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”), that the Prospectuses and the Statement of Additional Information, for the series of the Trust identified in Schedule A of this correspondence, that would have been filed under Rule 497(c) of the 1933 Act, does not differ from that contained in Post-Effective Amendment No. 15 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 15 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on September 5, 2018.

Please send copies of all correspondence with respect to this Amendment to the undersigned, or contact me at (630) 315-2349.

Very truly yours,

/s/ Abigail Murray

Abigail Murray

Senior Counsel

800 983 0903       invesco.com       @Invesco

Schedule A

Invesco Strategic US ETF

Invesco Strategic US Small Company ETF

Invesco Strategic Developed ex-US ETF

Invesco Strategic Developed ex-US Small Company ETF

Invesco Strategic Emerging Markets ETF